Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000240988 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000240988 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000240988 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240988 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240988 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240988 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240988 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240988 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000240988 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000240988 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000242819 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000242819 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000242819 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242819 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242819 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000242819 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000242819 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.70%)
C000242819 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242819 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242819 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000239077 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000239077 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000239077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239077 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000080242 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	110.20%
C000080242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000089019 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000089019 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089019 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000089019 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000079104 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079104 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000080240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080240 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000102215 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000102215 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000102215 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102215 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102215 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000102215 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102215 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000102215 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000102215 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102215 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102215 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079102 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079102 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000117167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000117167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000117167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000117167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000117167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215593 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000215593 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000215593 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215593 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215593 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215593 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000215593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000215593 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
C000215593 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080241 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000080241 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000080241 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080241 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080241 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080241 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000080241 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000080245 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000080245 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000080245 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000080245 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080245 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080245 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080245 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080245 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080245 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000080245 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080245 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080245 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080245 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080245 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080245 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080245 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000089022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000089022 | SectorBanking & Finance
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000089022 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000089022 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000089022 | SectorShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089022 | SectorSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089022 | SectorOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089022 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000229173 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000229173 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000229173 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000229173 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229173 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229173 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229173 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229173 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229173 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229173 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229173 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229173 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229173 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229173 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229173 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000229173 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000145158 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145158 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000145158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145158 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(23.20%)
C000145158 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000080244 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000080244 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000080244 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000080244 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080244 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080244 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000080244 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080244 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000080244 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080244 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080244 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000080244 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080244 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000080244 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000080244 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080244 | Economic Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%